Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 29,680,000	$ 220,880,000	$ 11,860,000	$ 11,700,000	$ 300,000	$ 274,420,000